STOCK-BASED COMPENSATION - Common Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Stock Options
Granted (in shares) | shares	9,541,714	3,848,401
Exercised (in shares) | shares	(1,130,923)
Canceled and forfeited (in shares) | shares	(2,648,893)
Ending balance, options outstanding (in shares) | shares	19,381,975
Options exercisable (in shares) | shares	7,341,730
Weighted Average Exercise Price (1)
Granted (in dollars per share) | $ / shares	$ 5.31
Exercised (in dollars per share) | $ / shares	0.76
Canceled and forfeited (in dollars per share) | $ / shares	1.48
Ending balance, options outstanding (in dollars per share) | $ / shares	3.02
Options exercisable (in dollars per share) | $ / shares	$ 0.85
Options outstanding, weighted average remaining contractual life	8 years 1 month 28 days	7 years 1 month 13 days
Options exercisable, weighted average remaining contractual life	6 years 7 months 2 days
Options outstanding, aggregate intrinsic value | $	$ 71,543
Options exercisable, aggregate intrinsic value | $	$ 39,251
Exchange ratio	1.47
Revision Of Prior Period, Adjusted Balance
Stock Options
Beginning balance, options outstanding (in shares) | shares	13,620,077
Ending balance, options outstanding (in shares) | shares		13,620,077
Weighted Average Exercise Price (1)
Beginning balance, options outstanding (in dollars per share) | $ / shares	$ 0.94
Ending balance, options outstanding (in dollars per share) | $ / shares		$ 0.94